SCHEDULE OF INVENTORIES (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Inventory Disclosure [Abstract]
Goods for product sales	$ 13,258	$ 103,158	$ 103,991
Allowance for inventory obsolescence	(6,629)	(51,579)		$ 0
Inventories, net	$ 6,629	$ 51,579	$ 103,991